Note 44 Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Personnel expenses [Line Items]
Wages and salaries	€ 5,068	€ 4,310		€ 3,933
Social security contributions	834	708		668
Post-employment benefit expense, defined contribution plans	139	87		71
Post-employment benefit expense, defined benefit plans	49	42	[2]	49
Other employee expense	440	454		325
Employee benefits expense	€ 6,530	€ 5,601		€ 5,046

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).